Basic and diluted earnings (loss) per share	6 Months Ended
Jun. 30, 2021
Basic and diluted earnings per share
Basic and diluted earnings per share

8. Basic and diluted earnings per share

The basic and diluted earnings per share are presented below:

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Net income attributable to Vale's stockholders:
Net income	7,586	995	13,132	1,234

Thousands of shares
Weighted average number of shares outstanding - common shares	5,097,908	5,129,911	5,113,959	5,129,254

Basic and diluted earnings per share:
Common share (US$)	1.49	0.19	2.57	0.24

The Company does not have potential outstanding shares or other instruments with dilutive effect on the earnings per share computation.